Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies
Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies

Description of the Business

Hooper Holmes, Inc. and its subsidiaries (“Hooper Holmes” or the "Company”) provide on-site screenings and flu shots, laboratory testing, risk assessment, and sample collection services to individuals as part of comprehensive health and wellness programs offered through organizations sponsoring such programs including corporate and government employers, health plans, hospital systems, health care management companies, wellness companies, brokers and consultants, disease management organizations, reward administrators, third party administrators, clinical research organizations and academic institutions. Through its comprehensive health and wellness services, the Company also provides telephonic health coaching, access to a wellness portal with individual and team challenges, data analytics, and reporting services. The Company contracts with health professionals to deliver these services nationwide, all of whom are trained and certified to deliver quality service.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Hooper Holmes, Inc. and its wholly owned subsidiaries.  All intercompany transactions and balances have been eliminated in consolidation.

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events.  These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses.  Such estimates include the valuation of receivable balances, property, plant and equipment, valuation of goodwill and other intangible assets, deferred tax assets, share based compensation expense and the assessment of contingencies, among others.  These estimates and assumptions are based on the Company’s best estimates and judgment.  The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which the Company believes to be reasonable under the circumstances.  The Company adjusts such estimates and assumptions when facts and circumstances dictate.  As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in those estimates will be reflected in the consolidated financial statements in future periods.

The Company operates under one reporting segment. The Company's screening services are subject to some seasonality, with the second quarter revenues typically dropping below other quarters. Third and fourth quarter revenues are typically the Company’s strongest quarters due to increased demand for screenings from mid-August through November related to annual benefit renewal cycles. The Company's health and wellness service operations are more constant, though there are some variations due to the timing of the health coaching programs, which are billed per participant and typically start shortly after the conclusion of onsite screening events. In addition to its screening and health and wellness services, the Company generates ancillary revenue through the assembly of medical kits for sale to third parties.

Prior to 2015, the Company completed the sale of certain assets comprising its Portamedic, Heritage Labs, and Hooper Holmes Services businesses. The operating results of these businesses have been segregated and reported as discontinued operations for all periods presented in this Form 10-K.

On June 15, 2016, the Company completed a one-for-fifteen reverse stock split, in order to regain compliance with the NYSE MKT's minimum market price requirement. As a result, the share and per share information for all periods presented in these consolidated financial statements have been adjusted to reflect the impact of the reverse stock split. The reverse stock split did not affect the total number of authorized shares of common stock of 240,000,000 shares or the par value of the Company’s common stock at $0.04. Accordingly, an adjustment was made between additional paid-in-capital and common stock in the consolidated balance sheet to reflect the new values after the reverse stock split.

Summary of Significant Accounting Policies

(a)	Going Concern

As of December 31, 2016, the Company adopted ASC 205-40, Presentation of Financial Statements - Going Concern. This guidance amended the existing requirements for disclosing information about an entity’s ability to continue as a going concern and explicitly requires management to assess an entity’s ability to continue as a going concern and to provide related disclosure in certain circumstances. See Note 2 to the consolidated financial statements for the results of management’s assessment of its ability to continue as a going concern.

(b)	Cash and Cash Equivalents

The Company considers highly liquid investments with original maturities at the date of purchase of less than 90 days to be cash equivalents.

(c)	Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount. Customer contracts state that we can charge interest but historically the Company has not. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of our customers to make required payments. Allowances for uncollectible accounts are estimated based on the Company's periodic review of historical losses and the current receivables aging. Account balances are charged off to the allowance after all means of collections have been exhausted and potential for recovery is considered remote.  Customer billing adjustments are recorded against revenue whereas adjustments for bad debts are recorded within selling, general and administrative expenses.  The Company does not have any off-balance sheet credit exposure related to its customers.

(d)	Inventories

Inventories, which consist of finished goods and component inventory, are stated at the lower of average cost or market. Included in inventories at December 31, 2016 and 2015 are $0.7 million and $0.4 million, respectively, of finished goods and $0.4 million and $0.3 million, respectively, of components.

(e)	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the assets’ estimated useful lives. Leasehold improvements are amortized over the shorter of the estimated useful life of the improvement or the remaining lease term.  The cost of maintenance and repairs is charged to expense as incurred.

Internal use software and website development costs are capitalized and included in property, plant and equipment in the consolidated balance sheet. These assets are depreciated over the estimated useful life of the asset using the straight-line method. Subsequent modifications or upgrades to internal use software are capitalized only to the extent that additional functionality is provided. See Note 6 to the consolidated financial statements for further discussion.

(f)	Long-Lived Assets Including Other Intangible Assets

Long-lived assets are reviewed for impairment when events or circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Some of the key assumptions utilized in determining future projected cash flows include estimated growth rates, expected future sales, and estimated costs. See Notes 6 and 7 to the consolidated financial statements for further discussion.

(g)	Goodwill

Goodwill is accounted for under the provisions of ASC 350, Intangibles – Goodwill and Other. As the Company manages and operates its business as a single operating segment and, therefore, with a single reportable segment, all goodwill is assigned to the Company’s lone reporting unit. Goodwill is subject to at least an annual impairment assessment or more frequently if circumstances indicate that impairment is likely. Any one event or a combination of events such as change in the business climate, a negative change in relationships with significant customers and changes to strategic decisions, including decisions to expand made in response to economic or competitive conditions could require an interim assessment prior to the next required annual assessment. See Note 7 to the consolidated financial statements for further discussion.

(h)	Deferred Rent

The Company accounts for scheduled rent increases contained in its leases on a straight-line basis over the term of the lease. As of December 31, 2016 and 2015, the Company has recorded $0.1 million and $0.2 million, respectively, related to deferred rent in the consolidated balance sheet.

(i)	Revenue Recognition

Revenue is recognized for screening services when the screening is completed and the results are delivered to our customers. Revenue for wellness portal services are recognized on a per eligible member, per month basis, while revenue from wellness coaching services are recognized as services are performed. Revenue for kit assembly is recorded upon completion of the kit. In all cases, there must be evidence of an agreement with the customer, the sales price must be fixed or determinable, delivery of services must have occurred, and the ability to collect must be reasonably assured.

For contracts with multiple elements, the Company allocates consideration to the identified units of accounting based on the relative selling price hierarchy set forth in the relevant accounting guidance. The Company determines the selling price for each deliverable using vendor-specific objective evidence ("VSOE") of selling price or third-party evidence ("TPE") of selling price, if it exists. If neither VSOE nor TPE of selling price exist for a deliverable, the Company uses its best estimate of selling price ("BESP") for that deliverable. The Company estimates BESP for a deliverable by considering company-specific factors such as pricing strategies and direct product and other costs.

Sales tax collected from customers and remitted to governmental authorities is accounted for on a net basis and therefore is excluded from revenues in the consolidated statements of operations.

Management regularly assesses the financial condition of our customers, the markets in which these customers participate as well as historical trends relating to customer deductions and adjusts the allowance for doubtful accounts based on this review.  If the financial condition of our customers were to deteriorate, resulting in their inability to make payments, the Company's ability to collect on accounts receivable could be negatively impacted, in which case additional allowances may be required. The Company must make management judgments and estimates in determining allowances for doubtful accounts in any accounting period.  One uncertainty inherent in the Company's analysis is whether our past experience will be indicative of future periods.  Adverse changes in general economic conditions could affect our allowance estimates, collection of accounts receivable, cash flows and results of operations.

(j)	Share-Based Compensation

The Company recognizes all share-based compensation to employees, directors, and consultants, including grants of stock options and restricted stock, in the consolidated financial statements as compensation cost based on their fair value on the date of grant, in accordance with ASC 718, Compensation-Stock Compensation. This compensation cost is recognized over the vesting period on a straight-line basis for the fair value of awards expected to vest. See Note 4 to the consolidated financial statements for further discussion.

(k)	Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.  The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company records interest related to unrecognized tax benefits in interest expense and penalties in income tax expense. See Note 11 to the consolidated financial statements for further discussion.

(l)	Loss per Share

Basic loss per share equals net loss divided by the weighted average common shares outstanding during the period.  Diluted loss per share equals net loss divided by the sum of the weighted average common shares outstanding during the period plus dilutive common stock equivalents. The calculation of loss per common share on a basic and diluted basis was the same for the two years ended December 31, 2016, because the inclusion of dilutive common stock equivalents, the SWK Warrant #1 (as defined in Note 9 to the consolidated financial statements) issued in connection with the Acquisition, and the warrants that were issued beginning on September 15, 2016, (the "Private Offering Warrants") in a private offering to various investors (the "Private Offering") would have been anti-dilutive for all periods presented. The Company has granted options to purchase shares of the Company's common stock through employee stock plans with the weighted average options outstanding as of December 31, 2016 and 2015 of 368,703 and 277,980, respectively, as well as the SWK Warrant #1 to purchase 543,479 shares issued to SWK and the Private Offering Warrants to purchase 1,388,889 shares issued in the Private Offering, all of which were outstanding as of December 31, 2016, but are anti-dilutive because the Company is in a net loss position.

(m)	Concentration of Credit Risk

The Company’s accounts receivable are due primarily from healthcare management and wellness companies and our direct customers.  As of December 31, 2016, there were two customer balances that accounted for more than 10% of the total consolidated accounts receivable. The accounts receivable balances for these customers represented approximately 40% of total consolidated accounts receivable as of December 31, 2016. As of December 31, 2015, there were two customer balances that each accounted for more than 10% of the total consolidated accounts receivable and represented approximately 34% of total consolidated accounts receivable.

For the years ended December 31, 2016 and 2015, there were two customers that exceeded 10% of revenue from continuing operations and represented just over 30% of the consolidated revenue for these periods. The Company has agreements with each of its customers, although these agreements do not provide for specific minimum level of purchases.

(n)	Reclassifications

The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") 2015-03, "Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs" in the first quarter of 2016. The retrospective application of the new standard resulted in a $0.2 million reduction to both noncurrent assets and current liabilities as of December 31, 2015. The debt issuance costs associated with the revolving credit facilities remain classified in noncurrent assets in accordance with ASU 2015-15, "Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements". This reclassification had no impact on the Company's results of operations.

During the third quarter of 2016, the Company elected to update the presentation of its consolidated balance sheet by adding an other current liabilities category and reclassifying certain liabilities such as reserve for unclaimed property, restructure reserves, and legal accrual into this new category in the consolidated balance sheet. The Company believes this provides a more useful and informative presentation of the Company's current liabilities and liquidity. Prior period comparatives have been reclassified to conform to the revised presentation. This reclassification had no impact on the Company's results of operations.

(o)	Recent Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers", which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. This new guidance is effective for the Company in the first quarter of 2018, with early adoption permitted as of the original effective date or first quarter of 2017. The Company is currently evaluating the effect that ASU 2014-09 will have on the consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern" (ASC 205-40, Presentation of Financial Statements - Going Concern). This ASU requires management to assess and evaluate whether conditions or events exist, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the financial statements issue date. This standard is effective for annual periods ending after December 15, 2016, and for annual and interim periods thereafter; early adoption is permitted. The Company adopted this guidance during the fourth quarter of 2016. See Note 2 to the consolidated financial statements for the results of management’s assessment of its ability to continue as a going concern.

In April 2015, the FASB issued ASU 2015-03, which requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying value of the debt liability. The Company adopted the provisions of ASU 2015-03 in the first quarter of 2016. The retrospective application of the new standard resulted in a $0.2 million reduction to both noncurrent assets and current liabilities as of December 31, 2015. The debt issuance costs associated with the revolving credit facilities remain classified in noncurrent assets in accordance with ASU 2015-15.

In July 2015, the FASB issued ASU 2015-11, "Inventory (Topic 330): Simplifying the Measurement of Inventory", which changes the measurement basis for inventory from the lower of cost or market to lower of cost and net realizable value and also eliminates the requirement for companies to consider replacement cost or net realizable value less an approximate normal profit margin when determining the recorded value of inventory. The standard is effective for public companies in fiscal years beginning after December 15, 2016, with early adoption permitted.  The Company is currently evaluating the impact the adoption of ASU 2015-11 will have on its consolidated financial position, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02, "Leases", which is intended to improve financial reporting about leasing transactions. This standard requires a lessee to record on the balance sheet the assets and liabilities for the rights and obligations created by lease terms of more than 12 months. This standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the impact the adoption of ASU 2016-02 will have on its consolidated financial position, results of operations or cash flows.

In March 2016, the FASB issued ASU 2016-09, "Improvements to Employee Share-Based Payment Accounting (Topic 718)", which is intended to simplify the accounting for share-based compensation. This standard simplifies the accounting for income taxes in relation to share-based compensation, modifies the accounting for forfeitures, and modifies the statutory tax withholding requirements. This standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company is currently evaluating the impact the adoption of ASU 2016-09 will have on its consolidated financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU 2017-04, "Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment", which is intended to simplify goodwill impairment testing by eliminating the second step of the analysis under which the implied fair value of goodwill is determined as if the reporting unit were being acquired in a business combination. The update instead requires entities to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for any amount by which the carrying amount exceeds the reporting unit’s fair value, to the extent that the loss recognized does not exceed the amount of goodwill allocated to that reporting unit. The standard is effective, prospectively, for public companies in fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact the adoption of ASU 2017-04 will have on its consolidated financial position, results of operations or cash flows.